Statement of Stockholders' Equity (Deficit) (USD $)	Total	Officer	All Other	Cash	Conversion of Convertible Debt to Common Stock	Cash and Warrants	Services Rendered	Future Services	Settlement of debt Third Parties	Settlement of debt Related Party	Settlement of Accounts Payable	Debt Offering	Extension of Debt Maturity Date	Contract Settlement in Connection with Lawsuit	Series A, Convertible Preferred Stock	Series A, Convertible Preferred Stock Conversion of Preferred Stock to Common Stock	Common Stock	Common Stock Cash	Common Stock Conversion of Preferred Stock to Common Stock	Common Stock Conversion of Convertible Debt to Common Stock	Common Stock Cash and Warrants	Common Stock Services Rendered	Common Stock Future Services	Common Stock Settlement of debt Third Parties	Common Stock Settlement of debt Related Party	Common Stock Settlement of Accounts Payable	Common Stock Debt Offering	Common Stock Extension of Debt Maturity Date	Common Stock Contract Settlement in Connection with Lawsuit	Additional Paid-in Capital	Additional Paid-in Capital Officer	Additional Paid-in Capital All Other	Additional Paid-in Capital Cash	Additional Paid-in Capital Conversion of Preferred Stock to Common Stock	Additional Paid-in Capital Conversion of Convertible Debt to Common Stock	Additional Paid-in Capital Cash and Warrants	Additional Paid-in Capital Services Rendered	Additional Paid-in Capital Future Services	Additional Paid-in Capital Settlement of debt Third Parties	Additional Paid-in Capital Settlement of debt Related Party	Additional Paid-in Capital Settlement of Accounts Payable	Additional Paid-in Capital Debt Offering	Additional Paid-in Capital Extension of Debt Maturity Date	Additional Paid-in Capital Contract Settlement in Connection with Lawsuit	Accumulated Deficit
Beginning Balance at Dec. 31, 2008	$ 81,871																$ 25,829													$ 448,671															$ (392,629)
Beginning Balance (in shares) at Dec. 31, 2008																	25,828,950
Capital contribution	16,508																													16,508
Beneficial conversion feature - convertible debt	547,000																													547,000
Net loss	(1,913,472)																																												(1,913,472)
Issuance of common stock (in shares)																		171,050
Issuance of common stock				87,500														171															87,329
Ending Balance at Dec. 31, 2009	(1,180,594)																26,000													1,099,508															(2,306,101)
Beginning Balance (in shares) at Dec. 31, 2009																	26,000,000
Recapitalization and deemed issuance (in shares)															83,333		70,838
Recapitalization and deemed issuance	(25,107)														83		71													(25,261)
Services - officers (in shares)																	10,000,000
Services - officers	5,300,000																10,000													5,290,000
Net loss	(19,569,337)																																												(19,569,337)
Issuance of common stock (in shares)																					4,167,767	22,457,214	10,545,200	4,165,571	7,161,548	9,014,286	50,000	130,000	511,509
Issuance of common stock						1,528,676	4,554,615	2,734,548	1,191,064	358,077	433,400	30,500	95,500	100,000							4,168	22,457	10,545	4,166	7,161	9,014	50	130	511							1,524,508	4,532,158	2,724,003	1,186,898	350,916	424,386	30,450	95,370	99,489
Conversion to common stock (in shares)																(83,333)			16,666,600	7,708,906
Conversion to common stock					1,033,500											(83)			16,667	7,709														(16,584)	1,025,791
Share based payments		1,039,500	630,990																												1,039,500	630,990
Ending Balance at Dec. 31, 2010	$ (1,744,667)																$ 118,649													$ 20,012,122															$ (21,875,438)
Ending Balance (in shares) at Dec. 31, 2010																	118,649,439